Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share (EPS)
Summary of earnings per share (EPS)

	Years Ended December 31,
in thousands of shares	2025	2024	2023
Issued Class A shares as of January 1	209,093	207,794	206,849
Effect of Class A shares issued	8,763	978	346
Effect of options and warrants exercised or exercisable	3,741	2,654	519
Effect of treasury shares held	(2,928)	(1,157)	(197)
Weighted-average number of Class A shares as of December 31 (basic)	218,669	210,269	207,517

	Years Ended December 31,
in thousands of shares	2025	2024	2023
Weighted-average number of Class A shares as of December 31 (basic)	218,669	210,269	207,517
Effect of unvested RSUs, PSUs, options, and warrants	18,867	17,211	19,129
Weighted-average number of Class A shares as of December 31 (diluted)	237,536	227,480	226,646

	Years Ended December 31,
in thousands of shares	2025	2024	2023
Issued Class B shares as of January 1	903,671	903,671	903,671
Effect of treasury shares held	(85,385)	—	—
Weighted-average number of Class B shares as of December 31 (basic and diluted)	818,286	903,671	903,671

	Years Ended December 31,
in €‘000	2025	2024	2023
Profit attributable to Class A shares owners	73,745	23,845	24,152
Profit attributable to Class B shares owners	26,577	10,305	10,503
Profit attributable to owners of the Company	100,322	34,150	34,655

	Years Ended December 31,
	2025	2024	2023
Basic EPS from profit attributable to Class A shares owners	0.34	0.11	0.12
Diluted EPS from profit attributable to Class A shares owners	0.31	0.10	0.11
Basic and diluted EPS from profit attributable to Class B shares owners	0.03	0.01	0.01

	Years Ended December 31,
in €‘000	2025	2024	2023
Loss from discontinued operations attributable to Class A shares owners	—	—	(524)
Loss from discontinued operations attributable to Class B shares owners	—	—	(227)
Loss from discontinued operations attributable to owners of the Company	—	—	(751)

	Years Ended December 31,
	2025	2024	2023
Basic EPS from discontinued operations attributable to Class A shares owners	—	—	(0.00)
Diluted EPS from discontinued operations attributable to Class A shares owners	—	—	(0.00)
Basic and diluted EPS from discontinued operations attributable to Class B shares owners	—	—	(0.00)

	Years Ended December 31,
in €‘000	2025	2024	2023
Profit for the year from continuing operations attributable to Class A shares owners	73,745	23,845	24,675
Profit for the year from continuing operations attributable to Class B shares owners	26,577	10,305	10,731
Profit for the year from continuing operations attributable to owners of the Company	100,322	34,150	35,406

	Years Ended December 31,
	2025	2024	2023
Basic EPS from profit for the year from continuing operations attributable to Class A shares owners	0.34	0.11	0.12
Diluted EPS from profit for the year from continuing operations attributable to Class A shares owners	0.31	0.10	0.11
Basic and diluted EPS from profit for the year from continuing operations attributable to Class B shares owners	0.03	0.01	0.01